Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Trading Symbol	VLTC
Entity Registrant Name	VOLTARI CORP
Entity Central Index Key	0001568319
Entity Filer Category	Smaller Reporting Company